The Company and basis of presentation - Additional Information (Details) - EUR (€) € in Thousands	Mar. 31, 2023	Jan. 01, 2023	Dec. 31, 2022
Recoverability of Goodwill and Intangible Assets
Goodwill	€ 15,478,401	€ 15,791,181	€ 15,791,181
Care Delivery
Recoverability of Goodwill and Intangible Assets
Goodwill	€ 13,365,051	13,642,445
Residual value growth	1.00%
Pre-tax WACC	9.65%
After-tax WACC	7.37%
Care Enablement
Recoverability of Goodwill and Intangible Assets
Goodwill	€ 2,113,350	€ 2,148,735
Residual value growth	1.00%
Pre-tax WACC	9.02%
After-tax WACC	6.80%
Excess of recoverable amount over carrying amount	€ 683,082
Care Enablement | After-tax WACC
Recoverability of Goodwill and Intangible Assets
Percentage by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	6.00%
Care Enablement | Operating income margin
Recoverability of Goodwill and Intangible Assets
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.0076)